Off-balance sheet commitments received and contingent assets	12 Months Ended
Dec. 31, 2025
Off-Balance Sheet Commitments [Abstract]
Off-balance sheet commitments received and contingent assets	Off-balance sheet commitments received and contingent assets
The maximum amounts receivable by the Group after December 31, 2023 under the “RNP-VIR” and “CARENA” and innovation agreements entered into with Bpifrance, subject to the provision of evidence to support the forecast expenses and the achievement of scientific milestones, are €3,255 thousand and €1,853 thousand, respectively. In June 2024, the Group and Bpifrance agreed to terminate the two projects due to technical failures (see Note 15.7).
As part of the Kreos / Claret Financing agreement, the Group has received loan commitments from Kreos and Claret for the tranches B and C, of €25,000 thousand in aggregate principal amount each (subject to the conditions set forth in Note 15.1.). The B and C tranches were drawn in March 2024 and June 2024, respectively. The Group redeemed all the tranches drawn as part of the Kreos /
Claret Financing agreement during the year ended December 31, 2025.
As part of the Heights Financing agreement, the Group has received a loan commitment from Heights for the tranche B, of up to
€40,000 thousand in aggregate principal amount (subject to the conditions set forth in Note 15.2.). On the limit date for the drawdown of the second tranche of the Heights Financing (i.e. August 4, 2024), the Group had not drawn down this tranche and has therefore forgone its right to do so in the future. Tranche A was converted by the noteholders in July 2025.
The Group has not received any significant off-balance sheet commitment and has no significant contingent asset as of December 31,
2025.